Employees and Personnel Costs - Disclosures Regarding Total Remuneration of The Board and Senior Executives (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees and Personnel Costs
Base Salary, Board Fee	kr 29,000	kr 26,853	kr 18,693
Pension Costs	3,264	2,783	1,953
Variable Remuneration	8,908	7,440	4,175
Share-Based Payments	16,455	13,671	9,906
Total	57,626	50,747	34,727
Elmar Schnee
Employees and Personnel Costs
Base Salary, Board Fee	1,020	975	898
Share-Based Payments	718	647	465
Total	1,738	1,622	1,363
Elisabeth Bjrk
Employees and Personnel Costs
Base Salary, Board Fee	383	188
Share-Based Payments	204	74
Total	586	261
Frederick Driscoll
Employees and Personnel Costs
Base Salary, Board Fee	303
Share-Based Payments	84
Total	387
Hilde Furberg
Employees and Personnel Costs
Base Salary, Board Fee	458	413	336
Share-Based Payments	273	239	162
Total	731	651	498
Molly Henderson
Employees and Personnel Costs
Base Salary, Board Fee	295	590	539
Share-Based Payments	21	227	124
Total	316	817	663
Diane Parks
Employees and Personnel Costs
Base Salary, Board Fee	522	490	421
Share-Based Payments	273	239	162
Total	796	729	583
Henrik Stenqvist
Employees and Personnel Costs
Base Salary, Board Fee	558	275
Share-Based Payments	204	74
Total	761	349
Lennart Hansson
Employees and Personnel Costs
Base Salary, Board Fee		200	360
Share-Based Payments		33	162
Total		233	522
CEO
Employees and Personnel Costs
Base Salary, Board Fee	6,725	5,938	4,860
Pension Costs	1,817	760	760
Variable Remuneration	3,177	2,293	1,840
Share-Based Payments	6,648	4,056	3,270
Total	18,367	13,048	10,730
Other executive management
Employees and Personnel Costs
Base Salary, Board Fee	18,737	17,784	11,279
Pension Costs	1,446	2,023	1,193
Variable Remuneration	5,731	5,146	2,335
Share-Based Payments	8,030	8,083	5,561
Total	33,945	33,037	20,368
Other executive management | Subsidiaries
Employees and Personnel Costs
Base Salary, Board Fee	8,689	7,516	2,775
Pension Costs	229	616	167
Variable Remuneration	3,768	3,152	694
Share-Based Payments	2,470	3,824	1,515
Total	kr 15,156	kr 15,109	kr 5,151